Prepaid Expenses and Other Receivables	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Receivables [Abstract]
PREPAID EXPENSES AND OTHER RECEIVABLES	NOTE 5 - PREPAID EXPENSES AND OTHER RECEIVABLES Composition:
	As of	As of
	December 31,	December 31,
	2021	2020

Tax authorities	128	71
Insurances	1,700	41
Prepaid expenses	275	47
Other	187	101
	2,290	260